General and administrative expenses - Summary of general and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits:
Salaries	₩ 3,316,503	₩ 3,247,162	₩ 3,218,540
Defined contribution	37,745	35,679	35,290
Defined benefit	114,943	109,444	156,181
Termination benefits	235,330	197,184	154,012
Subtotal	3,704,521	3,589,469	3,564,023
Entertainment	46,903	46,050	46,374
Depreciation	535,571	514,100	462,024
Amortization	279,095	225,900	186,448
Taxes and utility bills	272,018	245,723	206,421
Advertising	315,281	285,495	339,915
Research	23,917	21,494	20,703
Others	938,934	967,106	818,252
General and administrative expenses	₩ 6,116,240	₩ 5,895,337	₩ 5,644,160